Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Balances and Transactions with Related Parties
Balances and Transactions with Related Parties
(31)	Balances and Transactions with Related Parties

a)Group balances with related parties

Details of balances with related parties at 31 December 2025 are a follows:

	Millions of Euros
Carrying amount	Reference	Associates	Other related parties
Receivables	Note 13	55	—
Current contractual assets		8	—
Loans	Note 11	2	135
Guarantee deposits	Note 11	9	1
Total debtors		74	136
Creditors		(6)	(7)
Debts		—	(8)
Total creditors		(6)	(15)
Total		68	121

Details of balances with related parties at 31 December 2024 are as follows:

	Millions of Euros
Carrying amount	Reference	Associates	Other related parties
Receivables	Note 13	39	—
Current contractual assets		3	—
Loans	Note 11	—	214
Guarantee deposits	Note 11	—	1
Total debtors		42	215
Creditors		—	(5)
Debts		—	(9)
Total creditors		—	(14)
Total		42	201

The heading “Receivables” corresponding to associates includes outstanding balances from sales to associated companies, mainly corresponding in 2025 to Grifols Egypt for Plasma Derivatives S.A.E. (Euros 33 million mainly corresponding in 2024 to Grifols Egypt for Plasma Derivatives S.A.E. and Euros 206 million in 2023 corresponding to Anhui Tonrol Pharmaceutical Co. (subsidiary of the Shanghai RAAS Blood Products, Co. Ltd. Group)).

The heading “Loans” mainly includes a loan signed by Scranton Enterprises BV. with the Group on 28 December 2018 for an initial amount of US Dollars 95 million (Euros 87 million) which maturity has been extended to 28 June 2027 (previously December 2025) (see note 11) related to the payment of the sale of the shares of BPC Plasma, Inc. and Haema, GmbH (see note 2). As of 31 December 2025 and 2024, the heading includes an additional amount of Euros 15 million arranged during 2023 under the same conditions as the initial loan (see note 31(b)). As of 31 December 2025, the recorded amount stands at Euros 124 million, including accrued and capitalized interest to date (Euros 132 million as of 31 December 2024).

Furthermore, it includes the cash-pooling financing agreement that BPC Plasma, Inc and Haema, GmbH have with Scranton Plasma, BV with maturity in 2027 (see note 11).

The heading “Loans” corresponding to associates includes a loan granted to Grifols Canada Plasma, Inc. as part of its acquisition agreement (see Note 10).

The heading of “debts” includes an amount of Euros 8 million at 31 December 2025(Euros 9 million at 31 December 2024) corresponding to the balance of bearer promissory notes issued by the Group company Instituto Grifols, S.A. These promissory notes are due on 5 May 2026 and 2025, respectively, with a nominal value of Euros 3,000 each, and an annual nominal interest of 4.25% (5% in 2024).

The heading “Guarantee deposits” corresponding to associates includes a pledged deposit amounting to US Dollars 10 million, which forms part of the US Dollar 50 million guarantee granted by the Group to Grifols Egypt for Plasma Derivatives S.A.E., securing a contract entered into by said entity with a financial institution (see note 11).

b)Group transactions with related parties

Group transactions with related parties during 2025 are as follows:

	Millions of euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	47	—	1	—
Purchases	(12)	—	—	—
Rendering of services	(1)	—	(25)	—
Remuneration	—	(16)	—	(6)
Payments for rights of use	—	—	(7)	—
Finance income	—	—	15	—
Dividends received/(paid)	—	—	(113)	—
Loans	2	—	47	—

Total	36	(16)	(82)	(6)

Group transactions with related parties during 2024 were as follows:

	Millions of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	270	—	—	—
Rendering of services	—	—	(5)	—
Remuneration	—	(14)	—	(15)
Payments for rights of use	—	—	(7)	—
Finance income	—	—	19	—
Dividends received/(paid)	7	—	(40)	—
Loans	—	—	45	—
Acquisition of assets	—	—	(35)	—
Total	277	(14)	(23)	(15)

Group transactions with related parties during 2023 were as follows:

	Millions of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	472	—	—	—
Rendering of services	—	—	(2)	—
Remuneration	—	(24)	—	(12)
Payments for rights of use	—	—	(7)	—
Finance income	—	—	30	—
Dividends received/(paid)	7	—	(266)	—
Loans	—	—	45	—
Total	479	(24)	(200)	(12)

“Net sales” includes sales to associated companies mainly corresponding to Grifols Egypt for Plasma Derivatives S.A.E. (Euros 38 million in 2025, Euros 231 million and Euros 450 million corresponding to Anhui Tonrol Pharmaceutical Co. (subsidiary of the Shanghai RAAS Blood Products, Co. Ltd. Group) in 2024 and 2023).

“Other service expenses” includes an amount of Euros 6 million corresponding to contributions to nonprofit entities in 2025 (Euros 4 million in 2024 and Euros 2 million in fiscal year 2023).

The dividends received in 2024 and 2023 correspond to the former associated company Shanghai RAAS Blood Products Co. Ltd.

“Acquisition of assets” includes the acquisition of Haema Plasma Kft for Euros 35 million in 2024 that was effected through the cancellation of a balance receivable that the Group had with Haema GmbH. This balance was transferred to Scranton Plasma B.V. and settled through the cash-pooling financing agreement held by these companies.

Mr. Victor Grifols Roura, director representing shareholder’s during 2023 and who resigned from his position as director in December 2023, received remuneration in 2023 of Euros 1 million.

The composition of the transactions with other related parties for in 2025, 2024 and 2023 is as follows:

			Millions of Euros
Related parties	Concept	Reference	2025	2024	2023
Scranton Enterprises, B.V.	Interest Credits	b)	8	9	8
Scranton Enterprises, B.V.	Finance Agreements: Credits	a)	—	—	15
Scranton Plasma B.V.	Interest Cash-pooling	b)	7	10	22
Scranton Plasma B.V.	Finance Agreements: Cash-pooling	a)	47	45	30
Scranton Plasma B.V.	Dividends paid/received	c)	(113)	(40)	(266)
Scranton Plasma B.V.	Shares acquisition	d)	—	(35)	—
Scranton Plasma BV	Rendering of services	h)	(11)	—	—
Probitas Fundación Privada	Management and collaboration contracts	f)	(5)	(3)	(1)
Fundación Privada Victor Grifols Lucas	Management and collaboration contracts	f)	—	(1)	—
Centurion Real State, S.A.U	Payments for rights of use	e)	(7)	(7)	(7)
Jose Antonio Grifols Lucas Foundation	Management and collaboration contracts	f)	(1)	(1)	(1)
Marca Grifols, S.L.	Royalties	g)	(8)	—	—
Endo Operations Limited	Rendering of services		1	—	—
Total			(82)	(23)	(200)

a.	Mainly includes the net amounts disbursed under the cash-pooling financing agreement that BPC Plasma, Inc and Haema, GmbH have with Scranton Plasma, BV mentioned above together with an additional amount of Euros 15 million arranged during 2023 under the same conditions as the initial loan agreement for an amount of US Dollars 95 million (Euros 87 million) (see note 11) related to the payment of the sale of the shares of BPC Plasma, Inc. and Haema, GmbH (see note 31(a)).
b.	Mainly includes accrued interest corresponding to the loan agreement signed by Scranton Enterprises BV. with the Group on 28 December 2018 for an amount of US Dollars 95 million (Euros 87 million) related to the payment of the sale of the shares of BPC Plasma, Inc. and Haema, GmbH. The remuneration is 2%+ EURIBOR and the maturity has been extended to 28 June 2027 (previously December 2025). Additionally, it also includes the financial income derived from the cash-pooling contract that BPC Plasma, Inc and Haema, GmbH maintain with Scranton Plasma B.V with maturity in 2027 and a remuneration of the Scranton Plasma group interest rate 0.75%+ EURIBOR.
c.	In 2025, 2024 and 2023, BPC Plasma Inc. distributed to its shareholder Scranton Plasma B.V. a dividend without cash outflow compensating “Loans to related parties”(see note 11). In 2025 the dividend amounted Euros 26 million in 2025 (Euros 40 million in 2024, being the dividend distributed in 2023 the result of the previous 4 years for a value of Euros 266 million. This distribution had an impact against the Group’s non-controlling interests reserves (see note 17). Additionally, in 2025 Haema GmbH distributed to its shareholder Scranton Plasma B.V a dividend without cash outflow compensating “Loans to related parties” (see note 11) that amounted Euros 87 million.
d.	Includes the acquisition of Haema Plasma Kft. for Euros 35 million that was effected thorugh the cancellation of a receivable balance held with Haema GmbH. This balance was transferred to Scranton Plasma B.V. and dettled through the cash-pooling financing agreement in place between these entities (see note 11).
e.	Corresponds to the office buildings of Grifols in Sant Cugat del Vallès. All lease contracts have a maturity date of 1 March 2045.
f.	Every year the Group contributes 0.7% of its profits before tax to a non-profit organization.
g.	Marca Grifols, S.L. became a related party to Grifols, S.A. on 23 December 2024, after the acquisition of a 33% stake in Marca Grifols, S.L. by Ralledor Holding Spain, S.L. (which merged with Deria, S.L. in 2025) beeing Deria, S.L. a significant shareholder of Grifols, S.A. represented at Grifols’ Board of Directors by Mr. Victor Grifols Deu and D. Raimon Grifols Roura. The sale of the 33% stake in Marca Grifols, S.L. was a reorganization transaction, given that the group of sellers of such 33% stake in Marca Grifols, S.L. were also the shareholders of Ralledor Holding Spain, S.L. On 26 January 1993, Marca Grifols, S.L. and Grifols, S.A. entered into an agreement under which the former granted the latter the exclusive license to use the brand name “Grifols” for a period of 99 years in exchange for an annual fee. The latest update to the agreement sets the fee at 0.10% of Grifols’ consolidated sales. The annual license fee amounted to 8 million Euros in 2024, and 7 million Euros in 2023. Given that Marca Grifols, S.L. became a related party on 23 December 2024, related party transactions in 2024 totaled 187 thousand Euros, which corresponds to the proportional share of the annual fee for the 9 days Marca Grifols, S.L. was a related party.
h.	This corresponds to certain operating expenses incurred during the period 2019-2025 by Scranton Plasma B.V. and other entities of its group, in relation to the Plasma Supply Agreement dated 28 December 2018 between Grifols, S.A., Grifols Worldwide Operations Limited, BPC Plasma, Inc and Haema GmbH.

The Group has no advances or credits or obligations assumed on behalf of members of the Board of Directors or members of the key management staff as guarantees, nor pension and life insurance obligations in respect of former or current members of the Board of Directors or key members of management. In addition, certain managers and key management personnel have severance commitments (see note 29).

In July 2024, Scranton entered into a loan agreement with funds controlled or managed by Oaktree (the “Loan Agreement”) to refinance the loan that Scranton had initially obtained from banks in 2019. According to the terms of the Loan Agreement, this financing benefits from the following guarantees and security interest: (i) by a guarantee from BPC Plasma, Inc, (ii) a pledge of the shares of Haema GmbH and BPC Plasma Inc, and (iii) pledges over the assets of BPC Plasma Inc. In March 2025 and once the transformation of Haema AG into a limited liability company in the form of GmbH, following the terms of the Loan Agreement, Haema acceded to the Loan Agreement as a guarantor and granted security over its assets as collateral for the Loan Agreement.

c)Conflicts of interest concerning the directors

The Company’s directors and their related parties have not entered into any conflict of interest that should have been reported in accordance with article 229 of the revised Spanish Companies Act. The members of the Board and related persons.